Investment in Joint Ventures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2022
Net Investment Income [Line Items]
Assets	$ 281,680,206			$ 282,174,574
Liabilities	9,743,301			$ 9,821,489
Southland Holdings Llc [Member]
Net Investment Income [Line Items]
Assets	1,035,753,000	$ 1,120,637,000
Revenues	1,279,186,000	1,057,936,000	$ 1,047,676,000
Equity	103,610,000	96,373,000
Liabilities	733,402,000	858,006,000
Southland Holdings Llc [Member] | American Bridge [Member]
Net Investment Income [Line Items]
Revenues	(392,000)	1,525,000
Income (loss)	1,473,000	(15,000)
Equity	101,871,000	96,373,000
Liabilities	45,400,000
Forth Crossing Bridge Constructors [Member] | Southland Holdings Llc [Member]
Net Investment Income [Line Items]
Assets	2,574,000	3,872,000
Liabilities	11,419,000	18,792,000
Revenues	6,380,000
Income (loss)	6,019,000	1,000
Forth Crossing Bridge Constructors [Member] | Southland Holdings Llc [Member] | American Bridge [Member]
Net Investment Income [Line Items]
Revenues	1,787,000
Income (loss)	1,686,000	1,000
Equity	(2,477,000)	(4,178,000)
Tappan Zee Constructors [Member] | Southland Holdings Llc [Member]
Net Investment Income [Line Items]
Assets	551,074,000	570,780,000
Liabilities	43,290,000	62,996,000
Revenues	(9,337,000)	6,536,000
Income (loss)	(56,000)	(67,000)
Tappan Zee Constructors [Member] | Southland Holdings Llc [Member] | American Bridge [Member]
Net Investment Income [Line Items]
Revenues	(2,179,000)	1,525,000
Income (loss)	(13,000)	(16,000)
Equity	104,259,000	100,263,000
E H W [Member] | Southland Holdings Llc [Member]
Net Investment Income [Line Items]
Assets	461,000	794,000
Liabilities	208,000	(30,000)
Revenues
Income (loss)	(5,706,000)
E H W [Member] | Southland Holdings Llc [Member] | American Bridge [Member]
Net Investment Income [Line Items]
Revenues
Income (loss)	(200,000)
Equity	89,000	$ 288,000
Red River Solutions G P [Member] | Southland Holdings Llc [Member]
Net Investment Income [Line Items]
Assets	9,468,000
Revenues	17,515,000
Income (loss)	3,502,000
Liabilities	5,999,000
Red River Solutions G P [Member] | Southland Holdings Llc [Member] | Oscar Renda Contracting Of Canada Inc [Member]
Net Investment Income [Line Items]
Revenues	8,762,000
Income (loss)	1,752,000
Equity	$ 1,739,000